Subsequent Events (Details) (USD $)			1 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended					1 Months Ended		3 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended									1 Months Ended
	Mar. 31, 2014	Feb. 10, 2014	Feb. 14, 2014 Subsequent Event [Member]	Feb. 11, 2014 Subsequent Event [Member]	May 14, 2014 Cetera Financial Group [Member] Subsequent Event [Member]	Feb. 14, 2014 Cetera Financial Group [Member] Subsequent Event [Member]	Mar. 31, 2014 JP Turner & Company, LLC [Member]	Feb. 14, 2014 JP Turner & Company, LLC [Member] Subsequent Event [Member]	Mar. 31, 2014 First Allied Holdings, Inc. [Member]	Feb. 14, 2014 First Allied Holdings, Inc. [Member] Subsequent Event [Member]	Feb. 14, 2014 Barclays Bank PLC and Bank of America [Member] Senior Secured First Lien Term Loan [Member] Subsequent Event [Member]	Mar. 31, 2014 Barclays Bank PLC and Bank of America [Member] Senior Secured First Lien Revolving Credit Facility [Member]	Feb. 14, 2014 Barclays Bank PLC and Bank of America [Member] Senior Secured First Lien Revolving Credit Facility [Member] Subsequent Event [Member]	Feb. 14, 2014 Barclays Bank PLC and Bank of America [Member] Senior Secured Second Lien Term Loan [Member] Subsequent Event [Member]	Feb. 14, 2014 Luxor Capital Group, LP [Member] Subsequent Event [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member]	Feb. 11, 2014 RCAP Holdings, LLC [Member] Subsequent Event [Member]	Feb. 14, 2014 RCAP Holdings, LLC [Member] First Allied Holdings, Inc. [Member]	Feb. 14, 2014 RCAP Holdings, LLC [Member] First Allied Holdings, Inc. [Member] Subsequent Event [Member]	Mar. 31, 2014 Debt Assumption [Member] First Allied Holdings, Inc. [Member]	Feb. 14, 2014 Debt Assumption [Member] RCAP Holdings, LLC [Member] Subsequent Event [Member]	Sep. 25, 2013 Debt Assumption [Member] RCAP Holdings, LLC [Member] First Allied Holdings, Inc. [Member]	Feb. 14, 2014 Merger Consideration [Member] RCAP Holdings, LLC [Member] Subsequent Event [Member]	Sep. 25, 2013 Merger Consideration [Member] RCAP Holdings, LLC [Member] First Allied Holdings, Inc. [Member]	Mar. 31, 2014 Common Class A [Member]	Dec. 31, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Feb. 11, 2014 Common Class A [Member] Subsequent Event [Member]	Mar. 31, 2014 Common Class B [Member]	Dec. 31, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Feb. 11, 2014 Common Class B [Member] Subsequent Event [Member]	Feb. 14, 2014 Incentive Fee Benchmark One [Member] Manager [Member] Subsequent Event [Member]	Feb. 14, 2014 Incentive Fee Benchmark Two [Member] Manager [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Independent Broker Dealers Operating under Cetera	4			4
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price					$ 1,150,000,000	$ 1,150,000,000	$ 27,000,000	$ 27,000,000	$ 407,200,000	$ 207,500,000								$ 230,200,000	$ 177,000,000	$ 33,800,000	$ 32,000,000	$ 32,000,000	$ 145,000,000	$ 145,000,000
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price, Cash Portion							70.00%	70.00%
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price, Class A Common Stock Portion							30.00%	30.00%
Portion of Commitment from Barclays and Bank of America, percent				50.00%
Secured Debt, Commitment											550,000,000	25,000,000	25,000,000	150,000,000
Convertible Notes, Commitment															120,000,000
Convertible Preferred Securities, Commitment															270,000,000
Common Stock, Commitment															$ 50,000,000
Common stock, par value (in dollars per share)																									$ 0.001	$ 0.001	$ 0	$ 0.001	$ 0.001	$ 0.001	$ 0	$ 0.001
Class B Shares Exchanged Under the Exchange Agreement																23,999,999	23,999,999
Class A Shares Received Under the Exchange Agreement																23,999,999	23,999,999
Class B Operating Subsidiary Units																	24,051,499
Class B Common Stock Held by Related Party																	1
Economic RIghts Held by Related Party																	90.76%
Voting RIghts Held by Related Party																	95.38%
Class A Operating Subsidiary Units Contributed to RCS Holdings		26,499,999		26,499,999
Operating Subsidiary LTIP Units Contributed to RCS Holdings from RCS Capital Management		3,975,000		3,975,000
RCS Holdings LTIP Units Contributed to RCS Capital Management from RCS Holdings	1,325,000	1,325,000		1,325,000
Class A RCS Holdings Units received		100.00%		100.00%
RCS Holdings LTIP Units Issued to RCS Capital Management		100.00%		100.00%
Distributions on RCS Holdings Class A Units Entitled to RCS Holdings LTIP Units				10.00%
Percentage of Class A Operating Subsidiary Units Contributed to RCS Holdings				100.00%
Class B Operating Subsidiary Units for Each Subsidiary held by Related Party																	1
Class B Operating Subsidiary Units for Each Subsidiary held by Related Party, Percent																	100.00%
Related Party Transaction, revised Manager and Management Fee			10.00%
Related Party Transaction, revised Calculated Incentive Fee Percentage, of the difference in Product and Core Earnings																																	20.00%
Related Party Transaction, Percentage Fee for revised Incentive Calculation																																		8.00%